ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

November 4, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                              Active Assets California Tax-Free Trust

File Nos. 033-41685; 811-6350

Ladies and Gentlemen:

On behalf of Active Assets California Tax-Free Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2010, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2010, accession number 0001104659-10-054384.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward Meehan Jr.
Edward Meehan Jr.
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu, Esq.